Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

(10) Segment Information

The Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for 2021, 2020 and 2019:

	Container	Container	Container
2021	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$694,045	$648	$—	$—	$—	$694,693
Lease rental income - managed fleet	—	56,037	—	—	—	56,037
Lease rental income	$694,045	$56,685	$—	$—	$—	$750,730
Management fees - non-leasing from external customers	$—	$373	$2,987	$—	$—	$3,360
Inter-segment management fees	$—	$83,074	$9,954	$—	$(93,028)	$—
Trading container margin	$—	$—	$10,760	$—	$—	$10,760
Gain on sale of owned fleet containers, net	$67,229	$—	$—	$—	$—	$67,229
Depreciation expense	$289,610	$1,110	$—	$—	$(9,145)	$281,575
Container lessee default recovery, net	$1,088	$—	$—	$—	$—	$1,088
Interest expense	$126,628	$641	$—	$—	$—	$127,269
Debt termination expense	$15,209	$—	$—	$—	$—	$15,209
Realized loss on financial instruments, net	$5,408	$226	$—	$—	$—	$5,634
Unrealized gain (loss) on financial instruments, net	$5,220	$(811)	$—	$—	$—	$4,409
Segment income (loss) before income tax (1)	$239,857	$46,706	$19,166	$(4,845)	$(14,823)	$286,061
Income tax expense	$1,404	$369	$—	$—	$—	$1,773
Total assets	$7,269,451	$230,810	$15,819	$12,644	$(161,280)	$7,367,444
Purchase of containers and fixed assets	$1,991,898	$1,242	$—	$—	$—	$1,993,140
Payments on container leaseback financing receivable	$18,705	$—	$—	$—	$—	$18,705

	Container	Container	Container
2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$537,534	$891	$—	$—	$—	$538,425
Lease rental income - managed fleet	—	62,448	—	—	—	62,448
Lease rental income	$537,534	$63,339	$—	$—	$—	$600,873
Management fees - non-leasing from external customers	$392	$129	$4,750	$—	$—	$5,271
Inter-segment management fees	$—	$54,899	$12,575	$—	$(67,474)	$—
Trading container margin	$—	$—	$3,532	$—	$—	$3,532
Gain on sale of owned fleet containers, net	$27,230	$—	$—	$—	$—	$27,230
Depreciation expense	$268,401	$939	$—	$—	$(7,675)	$261,665
Container lessee default recovery, net	$1,675	$—	$—	$—	$—	$1,675
Interest expense	$122,863	$367	$—	$—	$—	$123,230
Debt termination expense	$8,750	$—	$—	$—	$—	$8,750
Realized loss on financial instruments, net	$12,295	$—	$—	$—	$—	$12,295
Unrealized loss on financial instruments, net	$6,044	$—	$—	$—	$—	$6,044
Segment income (loss) before income tax and noncontrolling interests (1)	$41,831	$23,641	$16,433	$(3,254)	$(5,352)	$73,299
Income tax benefit (expense)	$1,088	$(714)	$—	$—	$—	$374
Total assets	$5,641,866	$180,933	$12,050	$13,691	$(107,164)	$5,741,376
Purchase of containers and fixed assets	$968,204	$194	$—	$—	$—	$968,398
Payments on container leaseback financing receivable	$116,263	$—	$—	$—	$—	$116,263

	Container	Container	Container
2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$516,307	$1,552	$—	$—	$—	$517,859
Lease rental income - managed fleet	—	101,901	—	—	—	101,901
Lease rental income	$516,307	$103,453	$—	$—	$—	$619,760
Management fees - non-leasing from external customers	$219	$1,646	$5,725	$—	$—	$7,590
Inter-segment management fees	$—	$48,215	$12,323	$—	$(60,538)	$—
Trading container margin	$—	$—	$7,398	$—	$—	$7,398
Gain on sale of owned fleet containers, net	$21,397	$—	$—	$—	$—	$21,397
Depreciation expense	$266,832	$916	$—	$—	$(7,376)	$260,372
Container lessee default expense, net	$7,867	$—	$—	$—	$—	$7,867
Interest expense	$152,914	$271	$—	$—	$—	$153,185
Realized gain on financial instruments, net	$1,946	$—	$—	$—	$—	$1,946
Unrealized loss on financial instruments, net	$15,442	$—	$—	$—	$—	$15,442
Segment income (loss) before income tax and noncontrolling interests (1)	$14,296	$27,747	$21,036	$(4,089)	$(486)	$58,504
Income tax expense	$1,086	$862	$—	$—	$—	$1,948
Total assets	$5,101,301	$184,215	$19,573	$7,206	$(109,678)	$5,202,617
Purchase of containers and fixed assets	$420,971	$12,706	$—	$—	$—	$433,677
Payments on container leaseback financing receivable	$281,445	$—	$—	$—	$—	$281,445

(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on financial instruments, net of $4,409, $(6,044) and $(15,442) for the years ended December 31, 2021, 2020 and 2019, respectively, and debt termination expense of $15,209, $8,750 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and the Container Resale segments and the Container Ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on hire. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no single container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the years ended December 31, 2021, 2020 and 2019 based on customers’ and Container Investors’ primary domicile:

	Years ended December 31,
	2021	Percent of Total	2020	Percent of Total	2019	Percent of Total
Lease rental income:
Asia	$373,614	49.8%	$302,709	50.4%	$329,567	53.2%
Europe	343,351	45.7%	266,431	44.3%	255,495	41.2%
North / South America	32,296	4.3%	29,391	4.9%	31,786	5.1%
Bermuda	—	—	—	—	—	—
All other international	1,469	0.2%	2,342	0.4%	2,912	0.5%
	$750,730	100.0%	$600,873	100.0%	$619,760	100.0%
Management fees, non-leasing:
Bermuda	$1,699	50.6%	$2,797	53.1%	$4,576	60.2%
Europe	1,530	45.5%	2,397	45.5%	2,334	30.8%
Asia	45	1.3%	11	0.2%	28	0.4%
North / South America	23	0.7%	9	0.2%	342	4.5%
All other international	63	1.9%	57	1.0%	310	4.1%
	$3,360	100.0%	$5,271	100.0%	$7,590	100.0%

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the years ended December 31, 2021, 2020 and 2019 based on the location of sale:

	Years ended December 31,
	2021	Percent of Total	2020	Percent of Total	2019	Percent of Total
Trading container sales proceeds:
Asia	$14,317	44.7%	$14,896	46.6%	$39,519	67.3%
North / South America	12,404	38.7%	13,045	40.9%	12,788	21.8%
Europe	5,321	16.6%	3,991	12.5%	6,411	10.9%
Bermuda	—	—	—	—	—	—
All other international	3	0.0%	9	0.0%	16	0.0%
	$32,045	100.0%	$31,941	100.0%	$58,734	100.0%
Gain on sale of owned fleet containers, net:
Asia	$46,328	68.9%	$13,082	48.1%	$7,714	36.0%
Europe	10,516	15.7%	5,538	20.3%	5,577	26.1%
North / South America	10,385	15.4%	8,610	31.6%	6,809	31.8%
Bermuda	—	—	—	—	—	—
All other international	—	—	—	—	1,297	6.1%
	$67,229	100.0%	$27,230	100.0%	$21,397	100.0%